REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Vertical Capital Income Fund
In planning and performing our audit of the
financial statements of Vertical Capital
Income Fund (the "Fund") as of and for the
year ended September 30, 2020, in
accordance with the standards of the Public
Company Accounting Oversight Board
(United States), we considered the Fund's
internal control over financial reporting,
including controls over safeguarding
securities, as a basis for designing audit
procedures for the purpose of expressing an
opinion on the financial statements and to
comply with the requirements of Form N-
CEN, but not for the purpose of expressing
an opinion on the effectiveness of the Fund's
internal control over financial reporting.
Accordingly, we express no such opinion.
Management of the Fund is responsible for
establishing and maintaining effective
internal control over financial reporting. In
fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls. A fund's internal control
over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements
for external purposes in accordance with
generally accepted accounting principles. A
fund's internal control over financial reporting
includes those policies and procedures that
(1) pertain to the maintenance of records
that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions
of the assets of the fund; (2) provide
reasonable assurance that transactions are
recorded as necessary to permit preparation
of financial statements in accordance with
generally accepted accounting principles,
and that receipts and expenditures of the
fund are being made only in accordance with
authorizations of management and directors
of the fund; and (3) provide reasonable
assurance regarding prevention or timely
detection of unauthorized acquisition, use, or
disposition of the fund's assets that could
have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements. Also
projections of any evaluation of effectiveness
to future periods are subject to the risk that
controls may become inadequate because of
changes in conditions, or the degree of
compliance with policies and procedures
may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of
performing their assigned functions, to
prevent or detect misstatements on a timely
basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that
there is a reasonable possibility that a
material misstatement of the Fund's annual
or interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for the
limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal control
over financial reporting that might be
material weaknesses under standards
established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the
Fund's internal control over financial
reporting and its operation, including controls
over safeguarding securities, which we
consider to be material weaknesses as
defined above as of September 30, 2020.
This report is intended solely for the
information and use of management and the
Board of Trustees of Vertical Capital Income
Fund and the U.S. Securities and Exchange
Commission, and is not intended to be and
should not be used by anyone other than
these specified parties.
/s/ GRANT THORNTON LLP

Dallas, Texas
November 30, 2020